Filed with the Securities and Exchange Commission on August 18, 1999

                                        1933 Act Registration File No. 333-82833
                                                     1940 Act File No. 811-09445

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

Pre-Effective Amendment No. 1                                                |X|

Post-Effective Amendment No.                                                 |_|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

Amendment No. 1                                                              |X|


                             INGENUITY CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                               26888 Almaden Court
                               Los Altos, CA 94022
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (888) 884-8482

                                 Kendrick W. Kam
                        Ingenuity Capital Management LLC
                               26888 Almaden Court
                               Los Altos, CA 94022
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                               Roy W. Adams, Jr.
                                 Attorney At Law
                             1024 Country Club Drive
                                    Suite 135
                                Moraga, CA 94556

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

------  immediately upon filing pursuant to paragraph (b)

------  on pursuant to paragraph (b)

------  60 days after filing pursuant to paragraph (a)(1)

------  on ____________ pursuant to paragraph (a)(1)

------  75 days after filing pursuant to paragraph (a)(2)

------  on pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of securities being registered:  The Medical Specialist Fund


Incorporating  by reference the following  documents  filed on July 14, 1999:

        Prospectus

        Statement Of Additional Information

        Part C

        Exhibits